Right of Use Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Right Of Use Assets
Right of Use Assets
7.	Right of Use Assets

$
Cost
At December 31,2020 (Audited)	-
Additions during the year	302,745
Write-off during the year	-
Effects of currency translation	-
At June 30, 2021 (Unaudited)	302,745

Accumulated depreciation
At December 31,2020 (Audited)	-
Depreciation during the year	25,035
Write-off during the year	-
Effects of currency translation	194
At June 30, 2021 (Unaudited)	25,229

Net book value
At December 31, 2020 (Audited)	-
At June 30, 2021 (Unaudited)	277,516

Right of use asset consisted of a three-year lease agreement with Shenzhen Yeller Investment in Development Co., Ltd. commencing on April 1, 2021 and expiring on March 31, 2024.

7.	Right of Use Assets

$
Cost
At December 31,2019 (Audited)	366,421
Additions during the year	-
Write-off during the year	(366,421)
Effects of currency translation	-
At December 31, 2020 (Audited)	-

Accumulated depreciation
At December 31,2019 (Audited)	102,257
Depreciation during the year	102,890
Write-off during the year	(205,147)
Effects of currency translation	-
At December 31, 2020 (Audited)	-

Net book value
At December 31, 2019 (Audited)	264,164
At December 31, 2020 (Audited)	-

Right of use asset solely consisted of a five-year lease agreement with China International Consumer Electronics Show and Exchange Center (CEEC) commencing on July 17, 2017 and expiring on July 17, 2022. The Company ceased its operation at CEEC exhibition mall in March 2021 due to the change in mall operations. Consequently, the ROU assets and leasehold improvements in connection with the lease at CEEC exhibition mall were written off as at December 31, 2020. The Company is still pending for resolution with the CEEC mall operator on the outstanding lease obligations and deferred subsidy income received under the terms of the lease agreement.